7. Other Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Consulting fees to related party	$ 25,000		$ 28,000	$ 52,500	$ 55,500	$ 110,500	$ 135,315
Accounts payable - related parties	2,360,000			2,360,000		177,500	67,500
DEVCAP Partners, LLC [Member]
Consulting fees to related party	22,500		22,500	45,000	45,000	90,000	90,000
Accounts payable - related parties						142,500	52,500
Ray Gerrity [Member]
Consulting fees to related party	$ 2,500		2,500	5,000	5,000	10,000	10,000
Accounts payable - related parties						20,000	10,000
Robert Wilson [Member]
Consulting fees to related party		$ 2,500	$ 2,500	$ 2,500	$ 5,000	10,000	10,000
Accounts payable - related parties						$ 15,000	$ 5,000